May 2, 2023

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury, each a series of BlackRock Funds III

Post-Effective Amendment No. 354 to the Registration Statement on Form N-1A

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Funds III (the “Registrant”), on behalf of its series BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 354 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 354 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on April 27, 2023.

Sincerely,

BlackRock Funds III

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant